Loans and advances to clients (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classification [Abstract]
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		R$ 619,180	R$ 0	R$ 0
Loans and Receivables		0	272,420,157	252,002,774
Financial Assets Measured At Amortized Cost		301,072,207	0	0
Of which:
Loans and receivables at amortized cost		321,314,010	287,829,213	268,437,556
Impairment losses		(20,241,803)	(15,409,056)	(16,434,782)
Loans and advances to customers, net		301,691,387	272,420,157	252,002,774
Loans and advances to customers, gross		321,933,190	287,829,213	268,437,556
Type:
Loans operations	[1]	308,364,517	272,561,017	257,256,452
Lease Portfolio		1,836,504	1,888,444	2,092,882
Repurchase agreements		509,147	403,415	308,483
Other receivables	[2]	11,223,022	12,976,337	8,779,739
Total		R$ 321,933,190	R$ 287,829,213	R$ 268,437,556

[1]	Includes loans and other loans with credit characteristics.
[2]	Refers substantially to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.